Acquisitions - Additional information (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 21, 2022	Jan. 07, 2022	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Transactions [Line Items]
Consideration paid					$ 0	$ 666	$ 0
Current income tax liabilities			$ 175		114	175
Goodwill			8,926		8,926	8,926
Release of contingent liability related to a recent acquisition					58	0	0
Pro forma net sales						8,776
Pro forma net income						192
Acquisitions of assets, net of cash acquired					$ 2	485	$ 0
Ivantis, Inc.
Significant Transactions [Line Items]
Percentage of voting equity interests acquired (as a percent)		100.00%
Acquisitions of assets, net of cash acquired						477
Upfront payment		$ 479
Direct acquisition costs						2
Aerie Pharmaceuticals, Inc.
Significant Transactions [Line Items]
Consideration paid	$ 666
Percentage of voting equity interests acquired (as a percent)	100.00%
Price paid (in dollars per share)	$ 15.25
Consideration transferred	$ 744
Goodwill	$ 65
Release of contingent liability related to a recent acquisition				$ 58
Acquisition and integration costs						$ 20
Acquired business, increase in net sales			16
Acquired business, reduction in net income			$ 32